EIP RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Equipment Installment Plan Receivables
The following table summarizes the unbilled EIP receivables:

	As of December 31, 2021	As of December 31, 2020
EIP receivables, gross	$86,821	$92,081
Unamortized imputed discount	(4,080)	(4,588)

EIP receivables, net of unamortized imputed discount	$82,741	$87,493

Allowance for doubtful accounts	(6,541)	(6,703)

EIP receivables, net	$76,200	$80,790

Classified on the balance sheet as:	As of December 31, 2021	As of December 31, 2020

EIP receivables, net	$41,663	$43,538
Long-term EIP receivables	34,537	37,252

EIP receivables, net	$76,200	$80,790

Equipment Installment Plan Receivables Credit Categories
The balances of EIP receivables on a gr
o
ss basis by credit category as of the periods presented were as follows:

	As of December 31, 2021	As of December 31, 2020

Prime	$68,761	$72,283
Subprime	18,060	19,798

Total EIP receivables, gross	$86,821	$92,081

Changes in Carrying Amount of Unbilled EIP Receivables
The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2021	December 31, 2020
Beginning balance of EIP receivables, net	$80,790	$67,510
Additions	83,846	78,554
Billings and payments	(77,573)	(60,194)
Sales of EIP receivables	(6,796)	(7,827)
Foreign currency translation	(4,737)	4,851
Change in allowance for doubtful accounts and imputed discount	670	(2,104)

Total EIP receivables, net	$76,200	$80,790

Summary of Impact of Sales of EIP receivables
The following table summarizes the impact of the sales of EIP receivables in the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
EIP receivables derecognized	$6,796	$7,827
Cash proceeds	(5,978)	(7,011)
Reversal of unamortized imputed discount	(436)	(339)
Reversal of allowance for doubtful accounts	(408)	(470)

Pre-tax (gain) loss on sales of EIP receivables	$(26)	$7